Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments, accrued income and other assets
Prepayments, accrued income and other assets

	2017	2016
	£m	£m
Prepayments	392	350
Accrued income	378	412
Interests in associates (1)	1,410	1,509
Pension schemes in net surplus (refer to Note 4)	392	276
Tax recoverable	27	71
Other assets	1,127	1,082
	3,726	3,700

Note:

(1)	Interests in associates includes interest in Alawwal Bank £1,052 million (2016 - £1,083 million) and Business Growth Fund £316 million (2016 - £256 million).